INVENTORIES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVENTORIES
Customer equipment	$ 73,124	$ 66,402
Network materials	16,466	19,662
Total current inventories	89,590	86,064
Cost of inventories included in purchase of goods and services	278,000	258,700	$ 205,700
Write-downs of inventories	$ 4,800	$ 3,000	$ 1,500